CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 4,390,907	$ 4,495,755	$ 3,273,308
Cost of revenues	(2,203,336)	(2,048,561)	(1,468,569)
Gross profit	2,187,571	2,447,194	1,804,739
Operating expenses
Selling and marketing	(1,118,141)	(1,680,050)	(852,808)
General and administrative	(1,199,708)	(1,117,324)	(794,957)
Impairment loss on intangible assets and goodwill	(505,050)	(107,535)	(28,998)
Total operating expenses	(2,822,899)	(2,904,909)	(1,676,763)
Government subsidies	20,812	19,491	9,467
Income / (loss) from operations	(614,516)	(438,224)	137,443
Interest income	103,179	114,232	72,991
Interest expense	(7,871)	(16,946)	(11,820)
Other (expense) / income	16,950	140,878	(95,297)
Impairment loss on long-term investments	(275,872)	(24,563)	(153,970)
Loss before provision for income tax and (loss) / income from equity method investments	(778,130)	(224,623)	(50,653)
Income tax (expense) / benefit	(396,992)	69,897	(69,328)
(Loss) / income from equity method investments	10,787	11,676	(7,670)
Net loss	(1,164,335)	(143,050)	(127,651)
Add: Net loss attributable to noncontrolling interests shareholders	28,220	27,060	17,456
Net loss attributable to TAL Education Group's shareholders	$ (1,136,115)	$ (115,990)	$ (110,195)
Net loss per common share
Basic	$ (5.29)	$ (0.57)	$ (0.56)
Diluted	$ (5.29)	$ (0.57)	$ (0.56)
Weighted average shares used in calculating net loss per common share
Basic	214,825,470	203,603,391	198,184,370
Diluted	214,825,470	203,603,391	198,184,370